STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended
	Oct. 14, 2020	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (5,000)	$ (5,000)
Changes in operating assets and liabilities:
Prepaid expenses	(26,800)
Net cash used in operating activities	(31,800)	(5,000)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(805,000,000)
Net cash used in investing activities	(805,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000	25,000
Proceeds from sale of Units, net of underwriting discounts paid	791,000,000
Proceeds from sale of Private Placement Warrants	16,000,000
Advance from related party	5,000	5,000
Proceeds from promissory note - related party	400,000	400,000
Repayment of promissory note - related party	(400,000)
Payment of offering costs	(316,201)	(280,416)
Net cash provided by financing activities	806,713,799	149,584
Net Change in Cash	1,681,999	144,584
Cash - Beginning	0	0
Cash - Ending	1,681,999	144,584
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to possible redemption	773,360,930
Deferred underwriting fee	28,175,000
Offering costs included in accrued offering costs	$ 167,861
Deferred offering costs included in accrued offering costs		$ 41,179